Condensed Financial Information of the Parent Company Only (Details 1) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income
Interest and dividends received from subsidiaries	$ 13,219	$ 12,936	$ 12,681	$ 12,099	$ 11,877	$ 11,607	$ 11,350	$ 11,176	$ 50,935	$ 46,010	$ 45,756
Expenses
Interest on subordinated notes									1,751	1,495	1,293
Other									3,481	3,739	3,507
Income tax benefit	(4,979)	(847)	(983)	(1,093)	(1,052)	(1,003)	(730)	(965)	(7,902)	(3,750)	(4,580)
Net income	$ (2,372)	$ 1,766	$ 1,919	$ 2,101	$ 1,988	$ 1,884	$ 1,412	$ 1,998	3,414	7,282	8,599
HAWTHORN BANCSHARES, INC.
Income
Interest and dividends received from subsidiaries									2,653	46	1,039
Total income									2,653	46	1,039
Expenses
Interest on subordinated notes									1,751	1,494	1,293
Other									2,358	2,039	2,138
Total expenses									4,109	3,533	3,431
Income before income tax benefit and equity in undistributed income of subsidiaries									(1,456)	(3,487)	(2,392)
Income tax benefit									191	1,337	1,065
Equity in undistributed income of subsidiaries									4,679	9,432	9,926
Net income									$ 3,414	$ 7,282	$ 8,599